Schedule of Investments (unaudited) September 30, 2022	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 37.4%
Abbisko Cayman Ltd., (Acquired 10/29/21, Cost: $14,841,983)(a)	10,378,250	$4,092,112
Acumen Pharmaceuticals, Inc.(b)(c)	833,448	8,359,483
Affinivax, Inc., (Acquired 08/18/22, Cost: $0)(a)(d)	183,164	2,448,903
Akouos, Inc.(b)	287,850	1,945,866
Alkermes PLC(b)	1,163,110	25,972,246
Alnylam Pharmaceuticals, Inc.(b)(e)	177,747	35,577,840
Ambrx Biopharma, Inc., ADR(b)	1,265,827	1,367,093
Annexon, Inc.(b)	237,835	1,469,820
Arcus Biosciences, Inc.(b)	84,495	2,210,389
Arcutis Biotherapeutics, Inc.(b)	511,332	9,771,555
Argenx SE, ADR(b)	104,304	36,824,527
Arrowhead Pharmaceuticals, Inc.(b)	81,025	2,677,876
Biogen, Inc.(b)	39,865	10,643,955
Biohaven Pharmaceutical Holding Co. Ltd.(b)	198,310	29,978,523
BioMarin Pharmaceutical, Inc.(b)	365,103	30,949,781
Biomea Fusion, Inc.(b)	238,164	2,329,244
Blueprint Medicines Corp.(b)	210,780	13,888,294
Cerevel Therapeutics Holdings, Inc.(b)	266,656	7,535,699
Connect Biopharma Holdings Ltd.(b)	1,125,262	1,451,588
CRISPR Therapeutics AG(b)	94,915	6,202,695
Day One Biopharmaceuticals, Inc.(b)	378,535	7,582,056
Decibel Therapeutics, Inc.(b)	793,527	2,745,603
Design Therapeutics, Inc.(b)	665,581	11,128,514
Enanta Pharmaceuticals, Inc.(b)	20,508	1,063,750
EQRx, Inc.(b)	220,265	1,090,312
Everest Medicines Ltd.	3,113,667	2,954,283
Everest Medicines Ltd.(b)(f)	433,000	410,835
Exact Sciences Corp.(b)	239,870	7,793,376
Exelixis, Inc.(b)	599,520	9,400,474
Fate Therapeutics, Inc.(b)	54,634	1,224,348
FibroGen, Inc.(b)	171,665	2,233,362
Galapagos NV, ADR(b)	74,410	3,172,842
Genmab A/S(b)	34,827	11,203,966
Genmab A/S, ADR(b)	114,086	3,665,583
Gilead Sciences, Inc.	254,765	15,716,453
Gracell Biotechnologies, Inc., ADR(b)	340,846	1,097,524
Halozyme Therapeutics, Inc.(b)	502,750	19,878,735
Horizon Therapeutics PLC(b)	390,184	24,148,488
Imago Biosciences, Inc.(b)	1,120,866	16,869,033
Immuneering Corp., Class A(b)(c)	785,946	11,254,747
Immunocore Holdings PLC, ADR(b)	59,868	2,810,204
Immunocore Holdings PLC	321,900	15,109,986
ImmunoGen, Inc.(b)	497,785	2,379,412
Incyte Corp.(b)	331,720	22,105,821
Insmed, Inc.(b)	125,556	2,704,476
Ionis Pharmaceuticals, Inc.(b)	468,285	20,712,246
Karuna Therapeutics, Inc.(b)	46,950	10,560,463
Keros Therapeutics, Inc.(b)	200,607	7,546,835
Kinnate Biopharma, Inc.(b)	295,538	3,531,679
Kronos Bio, Inc.(b)	284,272	952,311
Krystal Biotech, Inc.(b)	15,647	1,090,596
Legend Biotech Corp., ADR(b)	195,632	7,981,786
LianBio, Series A, ADR(b)	615,188	1,224,224
Monte Rosa Therapeutics, Inc.(b)	764,573	6,246,561
MoonLake Immunotherapeutics(b)(c)	216,150	1,720,554
Neurocrine Biosciences, Inc.(b)	293,280	31,149,269
Omega Therapeutics, Inc.(b)(c)	268,507	1,455,308

Security	Shares	Value

Biotechnology (continued)
PMV Pharmaceuticals, Inc.(b)	305,830	$3,639,377
Point Biopharma Global, Inc.(b)(c)	394,898	3,052,562
Prometheus Biosciences, Inc.(b)	57,820	3,411,958
Prothena Corp. PLC(b)	126,646	7,678,547
PTC Therapeutics, Inc.(b)	79,210	3,976,342
RAPT Therapeutics, Inc.(b)	178,545	4,295,793
Revolution Medicines, Inc.(b)	377,632	7,446,903
Rhythm Pharmaceuticals, Inc.(b)	683,675	16,750,037
Rocket Pharmaceuticals, Inc.(b)	69,055	1,102,118
Sage Therapeutics, Inc.(b)	272,895	10,686,568
Sarepta Therapeutics, Inc.(b)(e)	354,174	39,150,394
Seagen, Inc.(b)(e)(g)	79,130	10,827,358
Sigilon Therapeutics, Inc.(b)	564,538	285,092
Syndax Pharmaceuticals, Inc.(b)	89,480	2,150,204
Talaris Therapeutics, Inc.(b)	748,614	1,968,855
Tenaya Therapeutics, Inc.(b)	165,729	480,614
TScan Therapeutics, Inc.(b)	855,317	2,608,717
Twist Bioscience Corp.(b)	204,550	7,208,342
Ultragenyx Pharmaceutical, Inc.(b)	99,375	4,115,119
United Therapeutics Corp.(b)(e)(g)	55,704	11,663,304
Vertex Pharmaceuticals, Inc.(b)(g)	235,570	68,206,938
Viridian Therapeutics, Inc.(b)	214,035	4,389,858

		744,708,504

Diversified Financial Services(b) — 2.4%
DA32 Life Science Tech Acquisition Corp., Class A(h)	1,496,819	14,504,176
Eucrates Biomedical Acquisition Corp.(h)	897,657	9,003,500
Health Assurance Acquisition Corp., Class A	1,361,273	13,585,505
Health Sciences Acquisitions Corp. 2	233,344	2,311,272
MedTech Acquisition Corp., Class A	917,284	9,108,630

		48,513,083

Electronic Equipment, Instruments & Components — 0.2%
908 Devices, Inc.(b)	274,084	4,508,682

Health Care Equipment & Supplies — 21.4%
ABIOMED, Inc.(b)(e)	98,636	24,230,920
Alcon, Inc.	736,189	42,831,476
Align Technology, Inc.(b)	36,710	7,603,008
Bausch & Lomb Corp.(b)(c)	505,947	7,761,227
Boston Scientific Corp.(b)	261,030	10,109,692
ConvaTec Group PLC(f)	4,411,215	10,024,799
Cooper Cos., Inc.	73,600	19,423,040
DexCom, Inc.(b)	361,853	29,143,641
Edwards Lifesciences Corp.(b)	173,153	14,307,632
Glaukos Corp.(b)	55,300	2,944,172
Globus Medical, Inc., Class A(b)	104,070	6,199,450
Hologic, Inc.(b)(e)	233,820	15,086,066
Insulet Corp.(b)	127,880	29,335,672
Intuitive Surgical, Inc.(b)(g)	99,818	18,709,886
iRhythm Technologies, Inc.(b)	59,920	7,506,777
Masimo Corp.(b)	71,155	10,044,240
Nevro Corp.(b)(e)	511,890	23,854,074
Novocure Ltd.(b)	127,530	9,689,729
Nyxoah SA(b)(c)	648,041	4,082,658
Omnicell, Inc.(b)	140,725	12,247,297
Penumbra, Inc.(b)	111,508	21,141,917
Pulmonx Corp.(b)	183,221	3,052,462
ResMed, Inc.(e)	196,756	42,951,835
Shockwave Medical, Inc.(b)	53,670	14,924,017
SI-BONE, Inc.(b)	204,910	3,577,729
Silk Road Medical, Inc.(b)	204,932	9,221,940

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
STAAR Surgical Co.(b)	73,525	$5,187,189
Tandem Diabetes Care, Inc.(b)(e)	238,345	11,404,808
Teleflex, Inc.	45,452	9,156,760

		425,754,113

Health Care Providers & Services — 9.3%
Agilon Health, Inc.(b)	282,683	6,620,436
Amedisys, Inc.(b)	164,226	15,895,435
AmerisourceBergen Corp.	193,455	26,180,265
Cano Health, Inc.(b)	887,562	7,695,163
CareMax, Inc.	1,407,700	9,980,593
Chemed Corp.	10,662	4,654,603
Elevance Health, Inc.	45,345	20,597,513
Encompass Health Corp.(e)	370,028	16,736,366
Guardant Health, Inc.(b)	233,615	12,575,495
Henry Schein, Inc.(b)	66,567	4,378,112
Kindstar Globalgene Technology, Inc.(b)(f)	4,092,500	925,727
LHC Group, Inc.(b)(e)	138,534	22,672,474
R1 RCM, Inc.(b)	690,615	12,797,096
UnitedHealth Group, Inc.(e)	45,900	23,181,336

		184,890,614

Health Care Technology — 0.1%
Sophia Genetics SA(b)	291,485	766,605

Life Sciences Tools & Services — 12.5%
10X Genomics, Inc., Class A(b)	231,905	6,604,654
Agilent Technologies, Inc.	218,710	26,584,201
Avantor, Inc.(b)(e)	560,319	10,982,252
Bio-Techne Corp.	34,055	9,671,620
Bruker Corp.	208,102	11,041,892
Cytek Biosciences, Inc.(b)	840,842	12,377,194
Danaher Corp.	62,605	16,170,246
Gerresheimer AG	243,305	11,879,570
IQVIA Holdings, Inc.(b)	127,062	23,016,011
IsoPlexis Corp.(b)(c)	1,601,113	2,753,914
Lonza Group AG, Registered Shares	19,017	9,259,205
Mettler-Toledo International, Inc.(b)(e)	17,050	18,484,246
QIAGEN NV(b)	645,525	26,647,272
Rapid Micro Biosystems, Inc., Class A(b)(c)	549,778	1,775,783
Thermo Fisher Scientific, Inc.	29,690	15,058,471
Waters Corp.(b)	109,980	29,642,910
West Pharmaceutical Services, Inc.	39,055	9,610,654
Wuxi Biologics Cayman, Inc.(b)(f)	1,233,303	7,341,658

		248,901,753

Pharmaceuticals — 6.5%
Antengene Corp. Ltd.	5,019,274	2,206,021
AstraZeneca PLC, ADR	245,200	13,446,768
Catalent, Inc.(b)	121,330	8,779,439
Daiichi Sankyo Co. Ltd.	1,462,400	40,875,323
Nuvation Bio, Inc.(b)	200,496	449,111
Reata Pharmaceuticals, Inc., Class A(b)	40,405	1,015,378
Roche Holding AG	30,730	10,003,616

Security	Shares	Value

Pharmaceuticals (continued)
UCB SA	344,377	$23,899,014
Zoetis, Inc.(e)	191,775	28,438,315

		129,112,985

Total Common Stocks — 89.8% (Cost: $2,018,199,964)		1,787,156,339

	Benefical Interest (000)

Other Interests

Biotechnology — 0.2%
Vividion Therapeutics, Inc.(a)(d)(i)	$3,810	3,923,810

Total Other Interests — 0.2% (Cost: $ — )		3,923,810

	Shares

Preferred Securities

Preferred Stocks — 8.8%(a)(d)

Biotechnology — 3.4%
Amunix Pharmaceuticals, Inc., Series B, (Acquired 02/08/22, Cost: $0)	5,657,068	3,677,094
Bright Peak Therapeutics AG, Series B, (Acquired 05/14/21, Cost: $8,000,004)	2,048,132	4,301,077
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $14,584,998)	2,430,833	9,723,332
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $4,543,847)	3,850,718	4,736,383
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156)	482,077	12,148,341
Mirvie, Inc., Series B, (Acquired 10/15/21, Cost: $6,250,000)	2,793,833	5,950,864
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $9,549,916)	3,913,900	9,549,916
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996)	1,394,189	6,078,664
Numab Therapeutics AG, (Acquired 05/07/21, Cost: $7,770,441)	815,851	6,722,275
OnKure, Inc., Series B, (Acquired 03/03/21, Cost: $4,500,001)	1,628,488	4,429,488

		67,317,434

Health Care Equipment & Supplies — 1.4%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $13,225,003)	2,257,597	8,646,597
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)	2,379,480	6,733,928
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)	115,766,240	8,531,080
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078,042	4,176,864

		28,088,469

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 1.7%
Adicon Holdings Ltd., (Acquired 12/22/20, Cost: $17,840,000)	10,696,226	$17,862,697
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)	382,775	16,509,086

		34,371,783

Pharmaceuticals — 0.7%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $4,999,999)	802,478	11,009,998
Series C, (Acquired 03/10/21, Cost: $3,600,018)	196,818	2,700,343

		13,710,341

Semiconductors & Semiconductor Equipment — 0.7%
PsiQuantum Corp., Series C, (Acquired 05/21/21, Cost: $14,999,996)	571,947	14,533,173

Software — 0.9%
Carbon Health Technologies, Inc., (Acquired 07/09/21, Cost: $17,100,000)	17,100	17,103,933

		175,125,133

Total Preferred Securities — 8.8% (Cost: $185,906,179)		175,125,133

Warrants

Diversified Financial Services(b) — 0.0%
Eucrates Biomedical Acquisition Corp., (Issued/Exercisable 12/14/20, 1 Share for 1 Warrant, Expires 12/14/25, Strike Price USD 11.50)	250,440	6,261
Health Assurance Acquisition Corp., (Issued 01/04/21, Exercisable 01/04/22, 1 Share for 1 Warrant, Expires 11/12/25, Strike Price USD 11.50)	199,689	5,991

		12,252

Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 11.50)(b)	63,808	104,645

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(b)	68,880	11,021

Total Warrants — 0.0% (Cost: $1,187,732)		127,918

Total Long-Term Investments — 98.8% (Cost: $2,205,293,875)		1,966,333,200

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(h)(j)	49,134,733	$49,134,733
SL Liquidity Series, LLC, Money Market Series, 3.29%(h)(j)(k)	8,512,359	8,512,359

Total Short-Term Securities — 2.9% (Cost: $57,646,916)		57,647,092

Total Investments Before Options Written — 101.7% (Cost: $2,262,940,791)		2,023,980,292

Options Written — (0.5)% (Premiums Received: $(19,968,014))		(9,940,917)

Total Investments, Net of Options Written — 101.2% (Cost: $2,242,972,777)		2,014,039,375

Liabilities in Excess of Other Assets — (1.2)%		(22,914,415)

Net Assets — 100.0%		$1,991,124,960

(a)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $185,589,958, representing 9.3% of its net assets as of period end, and an original cost of $200,748,162.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(h)	Affiliate of the Trust.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust II (BMEZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$61,616,484	$—		$(12,481,751	)(a)	$—	$—	$49,134,733	49,134,733	$390,160		$—
DA32 Life Science Tech Acquisition Corp., Class A	14,683,795	—		—		—	(179,619)	14,504,176	1,496,819	—		—
Eucrates Biomedical Acquisition Corp.	8,761,132	—		—		—	242,368	9,003,500	897,657	—		—
SL Liquidity Series, LLC, Money Market Series	4,939,518	3,573,477	(a)	—		(950)	314	8,512,359	8,512,359	194,392	(b)	—

						$(950)	$63,063	$81,154,768		$584,552		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Genmab A/S, ADR	365	10/03/22	USD	36.50	USD	1,173	$(17)
Arcutis Biotherapeutics, Inc.	545	10/04/22	USD	27.61	USD	1,041	—
Align Technology, Inc.	59	10/07/22	USD	265.00	USD	1,222	(1,475)
AmerisourceBergen Corp.	162	10/07/22	USD	150.00	USD	2,192	(12,150)
AstraZeneca PLC, ADR	310	10/07/22	USD	63.00	USD	1,700	(930)
Biogen, Inc.	81	10/07/22	USD	270.00	USD	2,163	(47,790)
Intuitive Surgical, Inc.	92	10/07/22	USD	220.00	USD	1,724	(1,380)
AstraZeneca PLC, ADR	310	10/14/22	USD	61.00	USD	1,700	(2,480)
Edwards Lifesciences Corp.	228	10/14/22	USD	100.00	USD	1,884	(10,260)
Intuitive Surgical, Inc.	76	10/14/22	USD	215.00	USD	1,425	(2,850)
Tandem Diabetes Care, Inc.	132	10/14/22	USD	60.00	USD	632	(5,940)
10X Genomics, Inc., Class A	144	10/21/22	USD	45.00	USD	410	(15,840)
908 Devices, Inc.	290	10/21/22	USD	18.75	USD	477	(15,722)
908 Devices, Inc.	225	10/21/22	USD	20.00	USD	370	(13,500)
ABIOMED, Inc.	148	10/21/22	USD	280.00	USD	3,636	(18,870)
Agilent Technologies, Inc.	208	10/21/22	USD	140.00	USD	2,528	(5,200)
Agilon Health, Inc.	220	10/21/22	USD	22.50	USD	515	(42,900)
Alcon, Inc.	466	10/21/22	USD	70.00	USD	2,711	(11,650)
Alkermes PLC	1,066	10/21/22	USD	27.00	USD	2,380	(21,320)
Alkermes PLC	885	10/21/22	USD	26.00	USD	1,976	(6,638)
Alnylam Pharmaceuticals, Inc.	105	10/21/22	USD	234.00	USD	2,102	(9,647)
Alnylam Pharmaceuticals, Inc.	463	10/21/22	USD	210.00	USD	9,267	(270,855)
Amedisys, Inc.	150	10/21/22	USD	130.00	USD	1,452	(22,500)
Amedisys, Inc.	112	10/21/22	USD	135.00	USD	1,084	(53,760)
AmerisourceBergen Corp.	162	10/21/22	USD	145.00	USD	2,192	(9,315)
Arcutis Biotherapeutics, Inc.	543	10/21/22	USD	30.00	USD	1,038	(70,590)
Arcutis Biotherapeutics, Inc.	548	10/21/22	USD	25.00	USD	1,047	(21,920)
Argenx SE, ADR	151	10/21/22	USD	384.00	USD	5,331	(63,374)
Arrowhead Pharmaceuticals, Inc.	259	10/21/22	USD	47.75	USD	856	(5,979)
Avantor, Inc.	1,785	10/21/22	USD	27.50	USD	3,499	(17,850)
Bausch & Lomb Corp.	810	10/21/22	USD	17.50	USD	1,243	(20,250)
BioMarin Pharmaceutical, Inc.	581	10/21/22	USD	97.00	USD	4,925	(16,204)
Bio-Techne Corp.	136	10/21/22	USD	370.00	USD	3,862	(65,280)
Blueprint Medicines Corp.	335	10/21/22	USD	80.00	USD	2,207	(27,638)
Bruker Corp.	333	10/21/22	USD	62.50	USD	1,767	(133,200)
Catalent, Inc.	322	10/21/22	USD	115.00	USD	2,330	(3,220)
Catalent, Inc.	47	10/21/22	USD	100.00	USD	340	(2,585)
Cerevel Therapeutics Holdings, Inc.	398	10/21/22	USD	40.00	USD	1,125	(13,930)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
CRISPR Therapeutics AG	303	10/21/22	USD	78.00	USD	1,980	$(28,785)
Day One Biopharmaceuticals, Inc.	305	10/21/22	USD	27.37	USD	611	(8,839)
Day One Biopharmaceuticals, Inc.	305	10/21/22	USD	25.00	USD	611	(53,375)
Design Therapeutics, Inc.	400	10/21/22	USD	25.00	USD	669	(11,000)
DexCom, Inc.	529	10/21/22	USD	96.05	USD	4,261	(15,939)
DexCom, Inc.	628	10/21/22	USD	90.00	USD	5,058	(67,510)
Edwards Lifesciences Corp.	98	10/21/22	USD	90.00	USD	810	(7,840)
Elevance Health, Inc.	11	10/21/22	USD	510.00	USD	500	(935)
Enanta Pharmaceuticals, Inc.	65	10/21/22	USD	70.00	USD	337	(16,575)
Encompass Health Corp.	592	10/21/22	USD	55.00	USD	2,678	(44,400)
Exact Sciences Corp.	502	10/21/22	USD	42.50	USD	1,631	(37,650)
Exelixis, Inc.	959	10/21/22	USD	21.00	USD	1,504	(38,360)
Galapagos NV, ADR	238	10/21/22	USD	55.00	USD	1,015	(4,760)
Gilead Sciences, Inc.	407	10/21/22	USD	65.00	USD	2,511	(17,908)
Glaukos Corp.	176	10/21/22	USD	62.50	USD	937	(11,440)
Globus Medical, Inc., Class A	166	10/21/22	USD	67.50	USD	989	(11,620)
Guardant Health, Inc.	248	10/21/22	USD	65.00	USD	1,335	(32,860)
Halozyme Therapeutics, Inc.	402	10/21/22	USD	45.00	USD	1,590	(20,100)
Henry Schein, Inc.	213	10/21/22	USD	75.00	USD	1,401	(3,195)
Hologic, Inc.	187	10/21/22	USD	70.00	USD	1,207	(5,143)
Hologic, Inc.	187	10/21/22	USD	65.00	USD	1,207	(37,867)
Horizon Therapeutics PLC	550	10/21/22	USD	69.00	USD	3,404	(24,465)
Immunocore Holdings PLC, ADR	193	10/21/22	USD	55.00	USD	906	(48,250)
Insulet Corp.	117	10/21/22	USD	290.00	USD	2,684	(5,850)
Ionis Pharmaceuticals, Inc.	750	10/21/22	USD	50.00	USD	3,317	(24,375)
IQVIA Holdings, Inc.	232	10/21/22	USD	250.00	USD	4,202	(3,480)
iRhythm Technologies, Inc.	145	10/21/22	USD	165.00	USD	1,817	(4,350)
Karuna Therapeutics, Inc.	150	10/21/22	USD	260.00	USD	3,374	(39,375)
Keros Therapeutics, Inc.	321	10/21/22	USD	45.00	USD	1,208	(28,088)
Krystal Biotech, Inc.	50	10/21/22	USD	80.00	USD	349	(10,625)
Legend Biotech Corp., ADR	313	10/21/22	USD	50.00	USD	1,277	(22,693)
Masimo Corp.	113	10/21/22	USD	171.28	USD	1,595	(7,657)
Mettler-Toledo International, Inc.	29	10/21/22	USD	1,350.00	USD	3,144	(13,920)
Neurocrine Biosciences, Inc.	469	10/21/22	USD	110.00	USD	4,981	(117,250)
Nevro Corp.	409	10/21/22	USD	55.00	USD	1,906	(26,585)
Novocure Ltd.	204	10/21/22	USD	90.00	USD	1,550	(23,970)
Omnicell, Inc.	225	10/21/22	USD	112.85	USD	1,958	(35,650)
Penumbra, Inc.	250	10/21/22	USD	175.00	USD	4,740	(491,250)
Prometheus Biosciences, Inc.	138	10/21/22	USD	70.00	USD	814	(23,805)
Pulmonx Corp.	240	10/21/22	USD	25.00	USD	400	(18,000)
QIAGEN NV	1,266	10/21/22	USD	50.00	USD	5,226	(25,320)
R1 RCM, Inc.	1,000	10/21/22	USD	25.65	USD	1,853	(3,420)
RAPT Therapeutics, Inc.	571	10/21/22	USD	28.05	USD	1,374	(69,060)
ResMed, Inc.	314	10/21/22	USD	240.00	USD	6,855	(51,025)
Revolution Medicines, Inc.	604	10/21/22	USD	25.00	USD	1,191	(18,120)
Rhythm Pharmaceuticals, Inc.	931	10/21/22	USD	35.00	USD	2,281	(16,293)
Sage Therapeutics, Inc.	449	10/21/22	USD	47.50	USD	1,758	(11,225)
Sarepta Therapeutics, Inc.	325	10/21/22	USD	125.00	USD	3,593	(45,500)
Seagen, Inc.	126	10/21/22	USD	175.00	USD	1,724	(10,080)
Shockwave Medical, Inc.	91	10/21/22	USD	320.00	USD	2,530	(37,765)
SI-BONE, Inc.	327	10/21/22	USD	20.00	USD	571	(21,255)
Silk Road Medical, Inc.	355	10/21/22	USD	45.00	USD	1,598	(91,412)
Tandem Diabetes Care, Inc.	165	10/21/22	USD	55.00	USD	790	(11,550)
Teleflex, Inc.	53	10/21/22	USD	260.00	USD	1,068	(25,440)
Twist Bioscience Corp.	327	10/21/22	USD	55.00	USD	1,152	(11,445)
United Therapeutics Corp.	84	10/21/22	USD	230.00	USD	1,759	(13,020)
UnitedHealth Group, Inc.	146	10/21/22	USD	540.00	USD	7,374	(52,925)
Vertex Pharmaceuticals, Inc.	171	10/21/22	USD	300.00	USD	4,951	(95,760)
Viridian Therapeutics, Inc.	569	10/21/22	USD	30.00	USD	1,167	(8,535)
Waters Corp.	98	10/21/22	USD	340.00	USD	2,641	(1,960)
West Pharmaceutical Services, Inc.	62	10/21/22	USD	340.00	USD	1,526	(29,760)
Zoetis, Inc.	307	10/21/22	USD	175.00	USD	4,553	(75,215)

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Align Technology, Inc.	58	10/28/22	USD	280.00	USD	1,201	$(10,585)
AmerisourceBergen Corp.	295	10/28/22	USD	142.00	USD	3,992	(54,575)
AstraZeneca PLC, ADR	164	10/28/22	USD	59.00	USD	899	(7,872)
Biogen, Inc.	46	10/28/22	USD	245.00	USD	1,228	(132,250)
Boston Scientific Corp.	417	10/28/22	USD	40.00	USD	1,615	(38,572)
Danaher Corp.	100	10/28/22	USD	280.00	USD	2,583	(27,000)
Intuitive Surgical, Inc.	75	10/28/22	USD	235.00	USD	1,406	(6,750)
Sarepta Therapeutics, Inc.	404	10/28/22	USD	120.00	USD	4,466	(151,500)
Vertex Pharmaceuticals, Inc.	222	10/28/22	USD	300.00	USD	6,428	(188,700)
SI-BONE, Inc.	327	11/03/22	USD	19.00	USD	571	(44,912)
Danaher Corp.	100	11/04/22	USD	280.00	USD	2,583	(43,000)
Elevance Health, Inc.	124	11/04/22	USD	490.00	USD	5,633	(76,260)
Gilead Sciences, Inc.	408	11/04/22	USD	67.00	USD	2,517	(20,400)
Intuitive Surgical, Inc.	76	11/04/22	USD	205.00	USD	1,425	(36,860)
Tandem Diabetes Care, Inc.	165	11/04/22	USD	55.00	USD	790	(30,938)
Thermo Fisher Scientific, Inc.	95	11/04/22	USD	540.00	USD	4,818	(73,625)
Vertex Pharmaceuticals, Inc.	180	11/04/22	USD	300.00	USD	5,212	(194,400)
Agilent Technologies, Inc.	284	11/09/22	USD	133.00	USD	3,452	(48,040)
Waters Corp.	96	11/09/22	USD	288.00	USD	2,587	(70,403)
Sarepta Therapeutics, Inc.	404	11/11/22	USD	125.00	USD	4,466	(167,660)
10X Genomics, Inc., Class A	144	11/18/22	USD	40.00	USD	410	(17,640)
908 Devices, Inc.	190	11/18/22	USD	22.50	USD	313	(8,550)
ABIOMED, Inc.	167	11/18/22	USD	280.00	USD	4,103	(94,355)
Agilent Technologies, Inc.	207	11/18/22	USD	145.00	USD	2,516	(11,385)
Agilon Health, Inc.	684	11/18/22	USD	30.00	USD	1,602	(37,620)
Alcon, Inc.	709	11/18/22	USD	72.50	USD	4,125	(14,180)
Alkermes PLC	884	11/18/22	USD	27.00	USD	1,974	(24,310)
Amedisys, Inc.	263	11/18/22	USD	130.00	USD	2,546	(23,013)
Argenx SE, ADR	182	11/18/22	USD	410.00	USD	6,426	(128,310)
Avantor, Inc.	8	11/18/22	USD	30.00	USD	16	(120)
BioMarin Pharmaceutical, Inc.	587	11/18/22	USD	92.00	USD	4,976	(145,696)
Bio-Techne Corp.	7	11/18/22	USD	343.00	USD	199	(2,048)
Blueprint Medicines Corp.	334	11/18/22	USD	80.00	USD	2,201	(85,170)
Boston Scientific Corp.	418	11/18/22	USD	41.00	USD	1,619	(38,665)
Bruker Corp.	332	11/18/22	USD	57.50	USD	1,762	(69,720)
Catalent, Inc.	365	11/18/22	USD	100.50	USD	2,641	(8,008)
Cerevel Therapeutics Holdings, Inc.	455	11/18/22	USD	35.00	USD	1,286	(62,562)
Chemed Corp.	34	11/18/22	USD	500.00	USD	1,484	(9,860)
Cooper Cos., Inc.	235	11/18/22	USD	320.00	USD	6,202	(79,900)
Day One Biopharmaceuticals, Inc.	300	11/18/22	USD	25.00	USD	601	(37,500)
Design Therapeutics, Inc.	535	11/18/22	USD	25.00	USD	895	(219,350)
Edwards Lifesciences Corp.	228	11/18/22	USD	105.00	USD	1,884	(7,980)
Elevance Health, Inc.	10	11/18/22	USD	510.00	USD	454	(4,400)
Encompass Health Corp.	592	11/18/22	USD	53.75	USD	2,678	(101,594)
Exact Sciences Corp.	265	11/18/22	USD	42.50	USD	861	(41,075)
Fate Therapeutics, Inc.	174	11/18/22	USD	35.00	USD	390	(20,010)
Guardant Health, Inc.	499	11/18/22	USD	70.00	USD	2,686	(214,570)
Halozyme Therapeutics, Inc.	452	11/18/22	USD	44.75	USD	1,787	(43,764)
Hologic, Inc.	187	11/18/22	USD	70.00	USD	1,207	(20,570)
Hologic, Inc.	187	11/18/22	USD	65.00	USD	1,207	(57,035)
Horizon Therapeutics PLC	405	11/18/22	USD	75.00	USD	2,507	(37,463)
Insmed, Inc.	401	11/18/22	USD	30.00	USD	864	(16,040)
Insulet Corp.	117	11/18/22	USD	270.00	USD	2,684	(59,085)
IQVIA Holdings, Inc.	174	11/18/22	USD	230.00	USD	3,152	(18,270)
iRhythm Technologies, Inc.	46	11/18/22	USD	170.00	USD	576	(7,015)
Legend Biotech Corp., ADR	313	11/18/22	USD	50.00	USD	1,277	(57,122)
Masimo Corp.	114	11/18/22	USD	158.00	USD	1,609	(62,462)
Neurocrine Biosciences, Inc.	469	11/18/22	USD	110.00	USD	4,981	(208,705)
Novocure Ltd.	204	11/18/22	USD	95.00	USD	1,550	(67,830)
Omnicell, Inc.	225	11/18/22	USD	110.00	USD	1,958	(22,500)
Penumbra, Inc.	106	11/18/22	USD	204.00	USD	2,010	(96,141)
PTC Therapeutics, Inc.	253	11/18/22	USD	60.00	USD	1,270	(27,830)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
QIAGEN NV	799	11/18/22	USD	50.00	USD	3,298	$(45,942)
R1 RCM, Inc.	1,210	11/18/22	USD	25.00	USD	2,242	(24,200)
ResMed, Inc.	315	11/18/22	USD	250.00	USD	6,876	(101,587)
Revolution Medicines, Inc.	604	11/18/22	USD	25.00	USD	1,191	(147,980)
Rhythm Pharmaceuticals, Inc.	673	11/18/22	USD	30.00	USD	1,649	(116,092)
Rhythm Pharmaceuticals, Inc.	583	11/18/22	USD	35.00	USD	1,428	(56,842)
Sage Therapeutics, Inc.	424	11/18/22	USD	47.50	USD	1,660	(34,980)
Seagen, Inc.	126	11/18/22	USD	155.00	USD	1,724	(68,670)
Shockwave Medical, Inc.	80	11/18/22	USD	340.00	USD	2,225	(64,000)
Silk Road Medical, Inc.	300	11/18/22	USD	45.00	USD	1,350	(127,500)
STAAR Surgical Co.	235	11/18/22	USD	115.00	USD	1,658	(7,050)
Tandem Diabetes Care, Inc.	300	11/18/22	USD	55.00	USD	1,436	(76,500)
Teleflex, Inc.	92	11/18/22	USD	270.00	USD	1,853	(42,320)
Twist Bioscience Corp.	327	11/18/22	USD	46.00	USD	1,152	(60,628)
Ultragenyx Pharmaceutical, Inc.	317	11/18/22	USD	55.00	USD	1,313	(30,115)
United Therapeutics Corp.	94	11/18/22	USD	240.00	USD	1,968	(26,790)
Vertex Pharmaceuticals, Inc.	180	11/18/22	USD	300.00	USD	5,212	(196,200)
Waters Corp.	157	11/18/22	USD	330.00	USD	4,232	(34,540)
West Pharmaceutical Services, Inc.	62	11/18/22	USD	320.00	USD	1,526	(4,030)
Zoetis, Inc.	306	11/18/22	USD	171.00	USD	4,538	(30,746)
Horizon Therapeutics PLC	290	11/28/22	USD	72.50	USD	1,795	(44,650)
Incyte Corp.	415	12/08/22	USD	72.50	USD	2,766	(79,188)
Insulet Corp.	175	12/16/22	USD	260.00	USD	4,015	(181,125)

							$(8,572,233)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Genmab A/S	Morgan Stanley & Co. International PLC	9,200	10/06/22	DKK	2,830.88	DKK	22,641	$(207)
Lonza Group AG	UBS AG	6,100	10/06/22	CHF	607.36	CHF	2,966	—
Convatec Group PLC	UBS AG	490,000	10/12/22	GBP	2.42	GBP	1,007	(22)
Daiichi Sankyo Co. Ltd.	JPMorgan Chase Bank N.A.	62,000	10/12/22	JPY	3,781.05	JPY	250,604	(129,196)
UCB SA	UBS AG	55,200	10/12/22	EUR	75.87	EUR	3,926	(7,280)
Convatec Group PLC	JPMorgan Chase Bank N.A.	411,500	10/18/22	GBP	2.22	GBP	846	(3,731)
Gerresheimer AG	Goldman Sachs International	22,000	10/18/22	EUR	58.16	EUR	1,107	(3,736)
Daiichi Sankyo Co. Ltd.	JPMorgan Chase Bank N.A.	62,000	10/19/22	JPY	4,504.50	JPY	250,604	(1,548)
Gerresheimer AG	Royal Bank of Canada	10,000	10/26/22	EUR	53.36	EUR	503	(12,692)
Halozyme Therapeutics, Inc.	JPMorgan Chase Bank N.A.	37,700	10/27/22	USD	43.85	USD	1,491	(22,116)
Halozyme Therapeutics, Inc.	Bank of America N.A.	37,700	11/01/22	USD	43.75	USD	1,491	(27,336)
Convatec Group PLC	Morgan Stanley & Co. International PLC	510,000	11/02/22	GBP	2.33	GBP	1,049	(4,242)
Globus Medical, Inc., Class A	Citibank N.A.	16,700	11/02/22	USD	63.12	USD	995	(22,331)
Keros Therapeutics, Inc.	Barclays Bank PLC	32,000	11/02/22	USD	41.57	USD	1,204	(81,583)
Bausch & Lomb Corp.	Barclays Bank PLC	80,900	11/03/22	USD	17.68	USD	1,241	(24,560)
Day One Biopharmaceuticals, Inc.	Goldman Sachs International	30,000	11/03/22	USD	24.82	USD	601	(31,010)
Alcon, Inc.	Citibank N.A.	46,600	11/04/22	USD	69.87	USD	2,711	(6,886)
Genmab A/S	JPMorgan Chase Bank N.A.	1,900	11/04/22	DKK	2,836.08	DKK	4,676	(4,924)
UCB SA	Morgan Stanley & Co. International PLC	55,000	11/04/22	EUR	73.07	EUR	3,912	(78,506)
Alkermes PLC	Citibank N.A.	88,600	11/09/22	USD	25.41	USD	1,978	(38,733)
Incyte Corp.	Barclays Bank PLC	64,600	11/11/22	USD	71.43	USD	4,305	(110,505)
Daiichi Sankyo Co. Ltd.	Morgan Stanley & Co. International PLC	344,000	11/17/22	JPY	4,090.86	JPY	1,390,448	(421,646)
Ionis Pharmaceuticals, Inc.	JPMorgan Chase Bank N.A.	74,800	11/17/22	USD	48.66	USD	3,308	(117,417)
Exelixis, Inc.	JPMorgan Chase Bank N.A.	47,900	11/18/22	USD	19.00	USD	751	(22,558)
Gerresheimer AG	Goldman Sachs International	15,000	11/22/22	EUR	51.43	EUR	755	(44,942)
Wuxi Biologics Cayman, Inc.	Goldman Sachs International	394,000	11/22/22	HKD	53.44	HKD	18,676	(123,976)
Alcon, Inc.	JPMorgan Chase Bank N.A.	71,400	11/29/22	USD	68.51	USD	4,154	(27,001)

								$(1,368,684)

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust II (BMEZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$723,598,405	$18,661,196	$2,448,903	$744,708,504
Diversified Financial Services	48,513,083	—	—	48,513,083
Electronic Equipment, Instruments & Components	4,508,682	—	—	4,508,682
Health Care Equipment & Supplies	415,729,314	10,024,799	—	425,754,113
Health Care Providers & Services	173,984,294	10,906,320	—	184,890,614
Health Care Technology	766,605	—	—	766,605
Life Sciences Tools & Services	220,421,320	28,480,433	—	248,901,753
Pharmaceuticals	54,335,032	74,777,953	—	129,112,985
Other Interests	—	—	3,923,810	3,923,810
Preferred Securities
Preferred Stocks	—	—	175,125,133	175,125,133
Warrants
Diversified Financial Services	5,991	6,261	—	12,252
Health Care Providers & Services	104,645	—	—	104,645
Pharmaceuticals	11,021	—	—	11,021
Short-Term Securities
Money Market Funds	49,134,733	—	—	49,134,733

	$1,691,113,125	$142,856,962	$181,497,846	2,015,467,933

Investments Valued at NAV(a)				8,512,359

				$2,023,980,292

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(7,457,980)	$(2,482,937)	$—	$(9,940,917)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust II (BMEZ)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Other Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2021	$—	$4,000,000	$232,701,012	$236,701,012
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	24,462,564	24,462,564
Net change in unrealized appreciation (depreciation)(a)	2,448,903	(76,190)	(45,554,455)	(43,181,742)
Purchases	—	—	3,764,616	3,764,616
Sales	—	—	(40,248,604)	(40,248,604)

Closing balance, as of September 30, 2022	$2,448,903	$3,923,810	$175,125,133	$181,497,846

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(a)	$2,448,903	$(76,190)	$(28,389,159)	$(26,016,446)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$2,448,903	Income	Discount Rate	4%		—

Preferred Stocks	175,125,133	Market	Revenue Multiple	1.75x - 6.50x		5.01x
			EBITDA Multiple	10.00x		—
			Volatility	50% - 90%		67%
			Time to Exit	1.0 - 4.0 years		2.4 years
			Market Adjustment Multiple	0.45x - 1.00x		0.87x
		Income	Discount Rate	3%		—

Other Interests	3,923,810	Income	Discount Rate	4%		—

	$181,497,846

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt